T. ROWE PRICE Target 2050 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 4 .2%
T. Rowe Price Funds:
New Income Fund  4,256 298 541 468,377 3,934
U.S. Treasury Long-Term Index
Fund  2,460 317 82 293,243 2,595
International Bond Fund (USD
Hedged)  1,622 108 90 178,689 1,596
Dynamic Global Bond Fund  1,457 83 411 113,709 1,120
High Yield Fund  712 47 177 99,471 566
Emerging Markets Bond Fund  232 13 4 26,612 225
Limited Duration Inflation
Focused Bond Fund  2,579 32 2,663 2,175 11
Total Bond Mutual Funds (Cost $ 11,291 ) 10,047
EQUITY MUTUAL FUNDS 92 .5%
T. Rowe Price Funds:
Value Fund  45,620 2,705 7,014 946,532 39,489
Growth Stock Fund (2) 33,964 3,347 848 493,229 35,656
Equity Index 500 Fund  23,965 3,547 3,259 224,800 23,433
Overseas Stock Fund  18,043 2,532 702 1,676,972 17,826
International Value Equity Fund  19,380 1,144 2,463 1,221,165 15,973
International Stock Fund  15,804 1,080 408 941,876 15,362
Real Assets Fund  9,569 2,313 219 781,168 10,522
Mid-Cap Value Fund  9,345 556 311 283,584 8,905
Mid-Cap Growth Fund (2) 8,504 601 210 94,095 8,659
U.S. Large-Cap Core Fund  4,748 3,781 190 266,133 8,144
U.S. Equity Research Fund  6,597 1,807 202 210,069 7,930
Emerging Markets Discovery
Stock Fund  6,769 865 191 558,243 7,011
Emerging Markets Stock Fund  6,845 428 166 186,638 6,674
Small-Cap Stock Fund  5,511 651 131 107,344 6,016
Small-Cap Value Fund  5,894 350 523 106,453 5,661
New Horizons Fund (2) 3,492 272 104 74,138 3,984
Total Equity Mutual Funds (Cost $ 216,920 ) 221,245
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  25 5,351 5,344 317 32
Total Other Mutual Funds (Cost $ 32 ) 32
T. ROWE PRICE Target 2050 Fund

T. ROWE PRICE Target 2050 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 3,812 11,075 7,020 7,866,938 7,867
Total Short-Term Investments (Cost $ 7,867 ) 7,867
Total Investments in Securities 100.0%
(Cost $236,110) $ 239,191
Other Assets Less Liabilities (0.0)% (103)
Net Assets 100.0% $ 239,088
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 16 $ (9) $ 11
Emerging Markets Bond Fund  — (16) 4
Emerging Markets Discovery Stock Fund  1 (432) —
Emerging Markets Stock Fund  (6) (433) —
Equity Index 500 Fund  (19) (820) 97
Growth Stock Fund  98 (807) —
High Yield Fund  (14) (16) 11
International Bond Fund (USD Hedged)  (4) (44) 11
International Stock Fund  (7) (1,114) —
International Value Equity Fund  (238) (2,088) —
Limited Duration Inflation Focused Bond Fund  (85) 63 —
Mid-Cap Growth Fund  15 (236) —
Mid-Cap Value Fund  43 (685) —
New Horizons Fund  (3) 324 —
New Income Fund  (41) (79) 27
Overseas Stock Fund  15 (2,047) —
Real Assets Fund  63 (1,141) —
Small-Cap Stock Fund  25 (15) —
Small-Cap Value Fund  (30) (60) —
Transition Fund  14 — 3
U.S. Equity Research Fund  2 (272) —
U.S. Large-Cap Core Fund  34 (195) —
U.S. Treasury Long-Term Index Fund  (12) (100) 18
Value Fund  (388) (1,822) —
U.S. Treasury Money Fund, 2.40% — — 26
Totals $ (521) # $ (12,044) $ 208 +
# Capital gain distributions from underlying Price funds represented $19 of the net realized gain
(loss).
+ Investment income comprised $208 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2050 Fund  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Target 2050 Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Target 2050 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F198-054Q1 08/22